Research and development expenses (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Research and development expenses
Labor	$ 5,938,321	$ 4,035,735	$ 14,701,655	$ 9,740,490
Materials	461,120	1,254,717	1,523,919	1,906,467
Share-based compensation expense	142,589	144,842	601,821	671,981
Research and development expenses	$ 6,542,030	$ 5,435,294	$ 16,827,395	$ 12,318,938